Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 18, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SENSIENT TECHNOLOGIES CORP
Entity Central Index Key	0000310142
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,802,797,132
Entity Common Stock, Shares Outstanding		49,990,166
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements of Earnings
Revenue	$ 1,459,050	$ 1,430,789	$ 1,328,180
Cost of products sold	995,907	981,137	919,821
Selling and administrative expenses	271,935	258,829	233,782
Operating Income	191,208	190,823	174,577
Interest expense	16,901	19,439	20,384
Earnings Before Income Taxes	174,307	171,384	154,193
Income taxes	50,399	50,900	47,049
Net Earnings	$ 123,908	$ 120,484	$ 107,144
Earnings per share:
Basic (in dollars per share)	$ 2.5	$ 2.42	$ 2.18
Diluted (in dollars per share)	$ 2.49	$ 2.41	$ 2.17
Average common shares outstanding:
Basic (in shares)	49,596	49,746	49,138
Diluted (in shares)	49,822	49,937	49,424

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements of Comprehensive Income (Loss) [Abstract]
Net earnings	$ 123,908	$ 120,484	$ 107,144
Unrealized (loss) gain on cash flow hedges, arising during the period net of tax of $471, $356 and $90, respectively	(1,212)	914	628
Reclassification adjustment for cash flow hedges included in net income, net of tax of $335, $272 and $41, respectively	862	(699)	(284)
Pension adjustment, net of tax of $1,040, $2,536 and $504, respectively	(2,216)	3,652	910
Tax effect on losses previously recorded in other comprehensive income	16,836	0	0
Foreign currency translation on net investment hedges	(1,251)	2,532	6,169
Foreign currency translation on long term intercompany loans	(1,540)	752	1,654
Other foreign currency translation	22,984	(31,569)	(22,417)
Total Comprehensive Income	$ 158,371	$ 96,066	$ 93,804

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Condensed Statements of Comprehensive Income (Loss) [Abstract]
Unrealized gain on cash flow hedges, arising during the period, tax amount	$ 471	$ 356	$ 90
Reclassification adjustment for cash flow hedges included in net income, tax amount	335	272	41
Pension adjustment, tax amount	$ 1,040	$ 2,536	$ 504

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 15,062	$ 22,855
Trade accounts receivable, less allowance for losses of $3,045 and $3,588, respectively	237,626	219,494
Inventories	442,714	414,449
Prepaid expenses and other current assets	41,799	35,299
Deferred income taxes	14,153	14,773
Total current assets	751,354	706,870
Other assets	47,685	38,730
Intangible assets - at cost, less accumulated amortization of $14, 353 and $13,233, respectively	11,578	12,660
Goodwill	451,318	444,365
Property, Plant and Equipment:
Land	53,387	52,271
Buildings	339,732	298,743
Machinery and equipment	735,237	674,011
Construction in progress	41,999	34,439
Property, Plant and Equipment, Gross, Total	1,170,355	1,059,464
Less accumulated depreciation	(655,647)	(607,925)
Property, Plant and Equipment, Net, Total	514,708	451,539
Total assets	1,776,643	1,654,164
CURRENT LIABILITIES:
Trade accounts payable	96,283	93,851
Accrued salaries, wages and withholdings from employees	27,162	29,088
Other accrued expenses	56,946	56,985
Income taxes	3,797	4,377
Short-term borrowings	20,048	22,974
Total current liabilities	204,236	207,275
Deferred income taxes	13,032	21,822
Other liabilities	10,971	11,183
Accrued employee and retiree benefits	60,527	52,252
Long-term debt	333,979	312,422
Shareholders' Equity:
Common stock, par value $0.10 a share, authorized 100,000,000 shares; issued 53,954,874 shares	5,396	5,396
Additional paid-in capital	98,253	94,187
Earnings reinvested in the business	1,150,092	1,069,610
Treasury stock, 4,264,821 and 4,038,011 shares, respectively, at cost	(95,258)	(80,935)
Accumulated other comprehensive loss	(4,585)	(39,048)
Total shareholders' equity	1,153,898	1,049,210
Total liabilities and shareholders' equity	$ 1,776,643	$ 1,654,164

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Allowance for losses, Trade accounts receivable	$ 3,045	$ 3,588
Accumulated amortization, Intangible assets	$ 14,353	$ 13,233
Shareholders' Equity:
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	53,954,874	53,954,874
Treasury stock, shares	4,264,821	4,038,011

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 123,908	$ 120,484	$ 107,144
Adjustments to arrive at net cash provided by operating activities:
Depreciation and amortization	48,352	46,099	43,423
Share-based compensation	10,086	7,819	5,678
(Gain) loss on assets	(869)	(4,323)	1,382
Deferred income taxes	2,916	(3,138)	8,685
Changes in operating assets and liabilities:
Trade accounts receivable	(15,158)	(5,095)	(20,229)
Inventories	(23,125)	(28,391)	(4,191)
Prepaid expenses and other assets	(9,405)	(1,825)	9,370
Accounts payable and other accrued expenses	225	6,299	(7,757)
Accrued salaries, wages and withholdings from employees	(1,209)	3,075	5,053
Income taxes	(1,689)	(3,148)	2,699
Other liabilities	5,334	5,021	4,468
Net cash provided by operating activities	139,366	142,877	155,725
Cash flows from investing activities:
Acquisition of property, plant and equipment	(103,806)	(72,200)	(55,823)
Proceeds from sale of assets	1,364	2,076	172
Acquisition of new businesses, net of cash acquired	0	(3,706)	0
Other investing activities	(242)	(207)	528
Net cash used in investing activities	(102,684)	(74,037)	(55,123)
Cash flows from financing activities:
Proceeds from additional borrowings	73,903	184,074	139,344
Debt payments	(58,052)	(198,259)	(211,935)
Purchase of treasury stock	(23,154)	0	0
Dividends paid	(43,426)	(41,968)	(39,013)
Proceeds from options exercised and other equity transactions	1,957	3,205	14,063
Net cash used in financing activities	(48,772)	(52,948)	(97,541)
Effect of exchange rate changes on cash and cash equivalents	4,297	(7,292)	(1,025)
Net (decrease) increase in cash and cash equivalents	(7,793)	8,600	2,036
Cash and cash equivalents at beginning of year	22,855	14,255	12,219
Cash and cash equivalents at end of year	15,062	22,855	14,255
Cash paid during the year for:
Interest	16,897	19,642	19,932
Income taxes	53,492	55,570	32,668
Capitalized interest	$ 1,601	$ 1,240	$ 810

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Earnings Reinvested in the Business [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 5,396	$ 85,504	$ 922,963	$ (103,878)	$ (1,290)
Beginning Balance, Shares (in shares) at Dec. 31, 2009				5,182,710
Net earnings			107,144			107,144
Other comprehensive income					(13,340)
Cash dividends paid			(39,013)
Share-based compensation		5,746		(68)
Share-based compensation (in shares)				3,400
Stock options exercised		1,365		11,668
Stock options exercised (in shares)				(582,174)
Nonvested stock issued upon vesting		(4,609)		4,609
Nonvested stock issued upon vesting (in shares)				(229,951)
Benefit plans		184		567
Benefit plans (in shares)				(28,273)
Other		837
Ending Balance at Dec. 31, 2010	5,396	89,027	991,094	(87,102)	(14,630)
Ending Balance, Shares (in shares) at Dec. 31, 2010				4,345,712
Net earnings			120,484			120,484
Other comprehensive income					(24,418)
Cash dividends paid			(41,968)
Share-based compensation		7,819
Stock options exercised		242		2,412
Stock options exercised (in shares)				(120,368)
Nonvested stock issued upon vesting		(3,526)		3,526
Nonvested stock issued upon vesting (in shares)				(175,972)
Benefit plans		148		229
Benefit plans (in shares)				(11,361)
Other		477
Ending Balance at Dec. 31, 2011	5,396	94,187	1,069,610	(80,935)	(39,048)	1,049,210
Ending Balance, Shares (in shares) at Dec. 31, 2011				4,038,011
Net earnings			123,908			123,908
Other comprehensive income					34,463
Cash dividends paid			(43,426)
Share-based compensation		10,086
Stock options exercised		52		1,438
Stock options exercised (in shares)				(66,579)
Nonvested stock issued upon vesting		(6,999)		6,999
Nonvested stock issued upon vesting (in shares)				(313,812)
Benefit plans		388		480
Benefit plans (in shares)				(22,925)
Purchase of treasury stock				(23,154)
Stock Repurchased During Period, Shares				626,251
Other		539		(86)
Other (in shares)				3,875
Ending Balance at Dec. 31, 2012	$ 5,396	$ 98,253	$ 1,150,092	$ (95,258)	$ (4,585)	$ 1,153,898
Ending Balance, Shares (in shares) at Dec. 31, 2012				4,264,821

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends per share (in dollars per share)	$ 0.87	$ 0.84	$ 0.79

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation The consolidated financial statements include the accounts of Sensient Technologies Corporation and its subsidiaries (the "Company"). All significant intercompany accounts and transactions are eliminated.

Sensient Technologies Corporation is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, inkjet and specialty inks and colors, and other specialty and fine chemicals. The Company's reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific Group, China Group and certain of the Company's flavor businesses in Central and South America (Flavors Central & South America), which are managed on a geographic basis, are included in Corporate & Other.

Use of Estimates The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.

Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out ("FIFO") method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $301.6 million and $282.1 million at December 31, 2012 and 2011, respectively, and raw materials and supplies of $141.1 million and $132.4 million at December 31, 2012 and 2011, respectively.

Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company's own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets  The carrying value of goodwill is evaluated for impairment on an annual basis or when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit's estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. For 2012 and 2011, the Company completed a qualitative assessment noting no indicators of a change in fair value. Such determination of fair value yielded no impairment in 2012, 2011 or 2010.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value. No impairment has been recorded in any of the presented periods.

Financial Instruments The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company's interest rate risk management activities is to manage the levels of the Company's fixed and floating interest rate exposure to be consistent with the Company's preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company's exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company's financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive (loss) income ("OCI") until the underlying transaction is recognized in earnings.

The Company's existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging  The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company's net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company's books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification ("ASC") 815, Derivatives and Hedging.

Translation of Foreign Currencies  For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2012.

Share-Based Compensation Share-based compensation expense is recognized on a straight-line basis over the vesting period of each award recipient. See Note 6, Share-Based Compensation, for additional information.

Income Taxes The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share The difference between basic and diluted earnings per share (EPS) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	49,596	49,746	49,138
Diluted weighted-average shares outstanding	49,822	49,937	49,424

In 2012 and 2011, there were no anti-dilutive stock options. In 2010, options for 0.1 million shares, with a weighted-average exercise price of $30.07, were excluded from the diluted EPS calculation because their exercise prices were greater than the average market price of the common stock and their inclusion in the calculation would have been anti-dilutive. All earnings per share amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive (Loss) Income Accumulated OCI is composed primarily of foreign currency translation, pension liability and unrealized gains or losses on cash flow hedges. The components of OCI at December 31 were:

(in thousands)	2012	2011
Foreign currency translation	$7,442	$(29,720)
Pension liability (net of tax)	(12,062)	(9,712)
Unrealized gain on cash flow hedges (net of tax)	35	384
Accumulated other comprehensive loss	$(4,585)	$(39,048)

Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs were $34.7 million, $33.2 million and $30.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Advertising Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs were $2.2 million, $2.4 million and $1.5 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Environmental Liabilities The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent Events The Company performed an evaluation of subsequent events through the date these financial statements were issued. See Note 12, Subsequent Events, for more information.

New Pronouncements In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to perform a qualitative assessment to determine whether further indefinite-lived intangible asset impairment testing is necessary. If, as result of the qualitative assessment, it is determined that it is more likely than not that an indefinite-lived intangible asset is impaired, the quantitative impairment test is required. Otherwise no further testing is required. This ASU is effective for fiscal years beginning after September 15, 2012. The adoption is not expected to have any impact on the Company's financial condition or results of operations.

On January 1, 2012, the Company adopted ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires companies to disclose items of net income, items of other comprehensive income and total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The Company adopted this ASU in 2012 and has included Consolidated Statements of Comprehensive Income for all periods presented. The adoption of this ASU had no impact on the Company's financial condition or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this ASU in 2011, which did not have any impact on its financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions [Text Block]
2. ACQUISITIONS

There were no acquisitions during 2012.

In 2011, the Company acquired the remaining outstanding stock of Les Colorants Wackherr do Brasil ("Les Colorants"), a distributor of cosmetic ingredients in Brazil, for $4.6 million, which is net of the cash acquired.

Prior to the acquisition, the Company owned 50% of Les Colorants, a non-controlling interest. ASC 805, Business Combinations, requires that upon acquiring a controlling interest, the acquirer remeasure its previously held interest in the acquiree at its acquisition date fair value and recognize the gain or loss in earnings. The Company revalued its previously held interest in Les Colorants using a market approach and recognized a pre-tax gain of $3.6 million in earnings in the fourth quarter of 2011, included in selling and administrative expense in the Corporate & Other segment in the Consolidated Statement of Earnings. There is no tax impact of the gain. The final allocation of the purchase price for Les Colorants combined with the revaluation of the previously held interest resulted in goodwill and intangibles of $8.7 million. This acquisition has been accounted for as a purchase and the results of the entity's full operations have been included in the consolidated financial statements in the Color segment since the date of acquisition.

Also in 2011, the Company completed the acquisition of  the remaining outstanding stock of LCW Polska, a cosmetic color and ingredients company located in Poznań, Poland. Prior to the acquisition, the Company owned 75% of LCW Polska. The acquisition is not material to the Company's consolidated financial statements.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
3. GOODWILL AND INTANGIBLE ASSETS

At December 31, 2012 and 2011, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2012 and 2011:

(in thousands except weighted average amortization years)	Weighted
	Average	2012		2011
	Amortization		Accumulated		Accumulated
	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,443	$(4,842)	$8,776	$(4,622)
Customer relationships	20.0	7,871	(3,866)	7,838	(3,399)
Patents, trademarks, non-compete agreements and other	18.7	9,617	(5,645)	9,279	(5,212)
Total finite-lived intangibles	19.5	$25,931	$(14,353)	$25,893	$(13,233)

Amortization of intangible assets was $1.4 million in 2012 and $1.3 million in both 2011 and 2010. Estimated amortization expense each year for the five years subsequent to December 31, 2012, is $1.3 million in each year from 2013 through 2017.

The changes in goodwill for the years ended December 31, 2012 and 2011, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2010	$136,392	$304,615	$4,108	$445,115
Goodwill of acquired business	—	7,962	—	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	132,692	307,379	4,294	444,365
Currency translation impact	3,092	4,271	(410)	6,953
Balance as of December 31, 2012	$135,784	$311,650	$3,884	$451,318

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt
4. DEBT

Long-term Debt Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2012	2011
4.47% senior notes due November 2018	$25,000	$25,000
4.14% senior notes due November 2017	25,000	25,000
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	25,000
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,508	25,061
Long-term revolving loan agreement	95,419	73,814
Various other notes	3,052	3,547
	333,979	312,422
Less current maturities	—	—
Total long-term debt	$333,979	$312,422

In March 2011, the Company entered into an agreement to issue $75 million in fixed-rate, senior notes. These notes were issued in November 2011 at fixed coupon rates of 3.77%, 4.14% and 4.47% per annum with maturities in 2016, 2017 and 2018, respectively. Proceeds from the sale of these notes have been used to repay maturing debt and for general corporate purposes.

In April 2011, the Company modified its revolving loan facility. The capacity of the credit facility was increased from $300 million to $350 million and the facility will mature in April 2016. Interest rates on borrowings under the credit facility are at LIBOR plus a margin based on the Company's leverage ratio. The credit facility was used to repay the Company's floating rate term loan that would have matured in June 2012 and will be used for future liquidity needs.

The borrowings under the long-term revolving loan agreement had an average interest rate of 1.67% and 1.45% for the years ended December 31, 2012 and 2011, respectively.

The aggregate amounts of contractual maturities on long-term debt each year for the five years subsequent to December 31, 2012, are as follows: 2013, $62.6 million; 2014, $12.0 million; 2015, $11.7 million; 2016, $131.7 million; and 2017, $91.0 million.

The Company has approximately $62.6 million of long-term debt that matures in 2013. It is the Company's intention to refinance these maturities under the long-term revolving loan agreement and accordingly, that maturing debt has been classified as long-term debt in the Consolidated Balance Sheet.

The Company has $247.0 million available under the revolving credit facility and $25.5 million available under other lines of credit from several banks at December 31, 2012.

Substantially all of the senior loan agreements contain restrictions concerning interest coverage, borrowings, investments and tangible net worth amounts. The Company is in compliance with all of these restrictions at December 31, 2012. The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2012:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.51	3.50
Net Worth (Minimum)	$1,153,898	$816,847
Interest Coverage (Minimum)	7.31	2.00

The Company has stand-by and trade letters of credit outstanding of $7.5 million and $6.5 million as of December 31, 2012 and 2011, respectively.

Short-term Borrowings The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2012	2011
Direct borrowings under the revolving loan agreement	$—	$5,000
Uncommitted loans	16,950	12,434
Loans of foreign subsidiaries	3,098	5,540
Total	$20,048	$22,974

The weighted-average interest rates on short-term borrowings were 1.98% and 3.19% at December 31, 2012 and 2011, respectively.

Derivative Instruments and Hedging Activity	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activity [Abstract]
Derivative Instruments and Hedging Activity
5. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY

The Company may use derivative instruments for the purpose of hedging currency, commodity and interest rate exposures, which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes. Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged transaction. Hedge accounting, which generally results in the deferral of derivative gains and losses until such time as the underlying transaction is recognized in net earnings, is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

The Company manages its exposure to foreign exchange risk by the use of forward exchange contracts to reduce the effect of fluctuating foreign currencies on short-term foreign currency denominated intercompany transactions, non-functional currency raw material purchases, non-functional currency sales and other known foreign currency exposures. These forward exchange contracts generally have maturities of less than twelve months. The Company also uses certain debt denominated in foreign currencies to manage the Company's net asset positions of its foreign subsidiaries.  The Company's primary hedging activities and their accounting treatment are summarized below:

Forward Exchange Contracts  The forward exchange contracts that have been designated as hedges are accounted for as cash flow hedges. The Company had $18.9 million and $27.9 million of forward exchange contracts, designated as hedges, outstanding as of December 31, 2012 and 2011, respectively. Due to the short-term nature of these contracts, the results of these transactions are not material to the financial statements. In addition, the Company utilizes forward exchange contracts that are not designated as cash flow hedges and the results of these transactions are also not material to the financial statements.

Net Investment Hedges  The Company has certain debt denominated in Euros and Swiss Francs. These debt instruments have been designated as partial hedges of the Company's Euro and Swiss Franc net asset positions. Changes in the fair value of this debt attributable to changes in the spot foreign exchange rate are recorded in foreign currency translation in OCI. As of December 31, 2012 and 2011, the total value of the Company's Euro and Swiss Franc debt designated as net investment hedges was $55.0 million and $98.9 million, respectively. For the years ended December 31, 2012 and 2011, the impact of foreign exchange rates on these debt instruments has increased debt by $1.3 million and decreased debt by $2.5 million, respectively, and these amounts have been recorded as foreign currency translation in OCI.

Concentrations of Credit Risk  Counterparties to forward exchange contracts consist of large international financial institutions. While these counterparties may expose the Company to potential losses due to the credit risk of non-performance, losses are not anticipated. Concentrations of credit risk with respect to trade accounts receivable are limited by the large number of customers, generally short payment terms and their dispersion across geographic areas.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation
6. SHARE-BASED COMPENSATION

The Company has various stock plans under which employees and directors may be granted nonvested stock. As of December 31, 2012, there were 0.7 million shares available to be granted as nonvested stock under existing stock plans. Previous plans allowed for the granting of non-qualified stock options or incentive stock options. Upon vesting, the stock options allow the participant to purchase common stock at 100% of the market price on the day the options were granted. No options were granted in 2012, 2011 or 2010.

Stock options became exercisable over a three-year vesting period, or earlier upon retirement, and expire 10 years from the date of grant. Expense for stock options was recognized on a straight-line basis over three years from the date of grant or over the period from the date of grant until the participant was retirement-eligible, whichever was less. Treasury shares are issued for nonvested stock awards and for the exercise of stock options.

The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2009	910	$22.13	4.4	$3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	$22.35	2.7	$1,859
Exercisable at December 31, 2012	141	$22.35	2.7	$1,859

The aggregate intrinsic values of stock options exercised during 2012, 2011 and 2010, were $0.9 million, $1.7 million and $3.9 million, respectively.

As of December 31, 2012, all stock options outstanding were vested.

The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2012:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-21.29	$21.30-24.14	$24.15-30.07
Options outstanding	62	40	39
Weighted-average remaining contractual life, in years	2.3	1.8	4.5
Weighted-average exercise price	$19.49	$22.85	$26.39
Options exercisable	62	40	39
Weighted-average exercise price	$19.49	$22.85	$26.39

The Company's stock plans also provide for the awarding of nonvested stock. Expense for shares of nonvested stock is recognized over five years from the date of grant or during the period from the date of grant until the participant attains age 65, whichever is less. During the period of restriction, the holder of nonvested stock has voting rights and is entitled to receive all dividends and other distributions paid with respect to the stock. The Company expenses awards for nonvested stock based on the fair value of the Company's common stock at the date of the grant.

The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2009	424	$24.44	$11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	$33.22	$12,046

The total intrinsic values of shares vested during 2012, 2011 and 2010, was $11.2 million, $6.2 million and $9.2 million, respectively.

As of December 31, 2012, total remaining unearned compensation, net of expected forfeitures, related to nonvested stock was $8.3 million, which will be amortized over the weighted-average remaining service period of 3.3 years.

Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings was $10.1 million, $7.8 million and $5.7 million in 2012, 2011 and 2010, respectively. Tax related benefits of $2.4 million, $1.2 million and $0.7 million were also recognized in 2012, 2011 and 2010, respectively. Cash received from the exercise of stock options was $1.5 million, $2.6 million and $12.9 million for 2012, 2011 and 2010, respectively, and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans
7. RETIREMENT PLANS

The Company provides benefits under defined contribution plans including a savings plan and an employee stock ownership plan ("ESOP"). The savings plan covers substantially all domestic salaried and certain non-union hourly employees and provides for matching contributions up to 4% of each employee's salary. The ESOP covers substantially all domestic employees and provides for contributions based on a percentage of each employee's compensation as determined by the Board of Directors. Total expense for the Company's defined contribution plans was $4.7 million, $4.3 million and $3.5 million in 2012, 2011 and 2010, respectively.

Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2012	2011
Benefit obligation at beginning of year	$64,939	$63,790
Service cost	2,583	2,419
Interest cost	2,659	2,778
Foreign currency exchange rate changes	799	(364)
Benefits paid	(3,045)	(3,168)
Actuarial loss (gain)	6,750	(516)
Benefit obligation at end of year	74,685	64,939
Plan assets at beginning of year	28,697	26,029
Company contributions	4,075	3,641
Foreign currency exchange rate changes	973	(385)
Benefits paid	(3,045)	(3,168)
Actual gain on plan assets	2,169	2,580
Plan assets at end of year	32,869	28,697
Funded status	$(41,816)	$(36,242)
Accumulated benefit obligation	$70,230	$61,714

Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2012	2011
Accrued employee and retiree benefits	$(52,825)	$(45,134)
Prepaid expenses and other current assets	11,011	8,892
Net liability	$(41,814)	$(36,242)

Components of annual benefit cost:

(in thousands)	2012	2011	2010
Service cost	$2,583	$2,419	$1,896
Interest cost	2,659	2,778	2,902
Expected return on plan assets	(1,428)	(1,520)	(1,367)
Amortization of prior service cost	1,971	3,112	3,011
Recognized actuarial loss	799	1,388	1,252
Defined benefit expense	$6,584	$8,177	$7,694

Weighted-average liability assumptions as of December 31:

	2012	2011
Discount rate	3.27%	4.27%
Expected return on plan assets	4.76%	5.00%
Rate of compensation increase	4.01%	4.11%

Weighted-average cost assumptions for the year ended December 31:

	2012	2011
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

The aggregate amounts of benefits expected to be paid from defined benefit plans in each of the next five years subsequent to December 31, 2012, which include employees' expected future service, are as follows: 2013, $3.4 million; 2014, $34.9 million; 2015, $2.2 million; 2016, $2.7 million; 2017, $2.4 million; and $13.3 million in total for the years 2018 through 2022.

The Company expects to contribute $4.5 million to defined benefit plans in 2013.

Amounts at December 31 in accumulated other comprehensive income were as follows:

(in thousands)	2012	2011
Prior service cost	$1,362	$3,330
Unrecognized net actuarial loss	17,031	11,668

The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2012	2011	2010
Net actuarial (loss) gain arising during the period	$(3,947)	$885	$(1,043)
Prior service cost arising during the period	–	–	(670)
Amortization of actuarial loss, included in defined benefit expense	526	866	783
Amortization of prior service cost, included in defined benefit expense	1,205	1,901	1,840
Pension adjustment, net of tax	$(2,216)	$3,652	$910

The estimated prior service cost and actuarial loss for the defined benefit plans that will be amortized from accumulated other comprehensive loss into periodic benefit cost during 2013 are $0.2 million and $3.2 million, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
8. INCOME TAXES

The provision for income taxes was as follows:

(in thousands)	2012	2011	2010
Currently payable:
Federal	$22,394	$28,480	$11,476
State	3,024	2,845	1,939
Foreign	22,065	22,713	24,949
	47,483	54,038	38,364
Deferred (benefit) expense:
Federal	170	(5,669)	7,320
State	603	(274)	404
Foreign	2,143	2,805	961
	2,916	(3,138)	8,685
Income taxes	$50,399	$50,900	$47,049

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2012	2011
Deferred tax assets:
Benefit plans	$17,375	$15,597
Liabilities and reserves	9,140	9,482
Operating loss and credit carryovers	48,441	32,397
Other	16,096	16,084
Gross deferred tax assets	91,052	73,560
Valuation allowance	(41,049)	(34,863)
Deferred tax assets	50,003	38,697
Deferred tax liabilities:
Property, plant and equipment	(19,430)	(18,565)
Other assets	(2,784)	(1,999)
Other	(26,668)	(25,182)
Deferred tax liabilities	(48,882)	(45,746)
Net deferred tax assets (liabilities)	$1,121	$(7,049)

In 2012, the Company recorded a correction of a prior period item related to the tax effect on certain foreign denominated loan losses that were previously recorded in OCI. As a result, net deferred tax assets increased by $10.8 million, other current assets by $6.0 million and OCI by $16.8 million. The tax effect was recognized in OCI in 2012 and was not material to any previously reported year.

At December 31, 2012, foreign operating loss carryovers were $118.4 million. Included in the foreign operating loss carryovers are losses of $3.9 million that expire through 2027 and $114.5 million that do not have an expiration date. At December 31, 2012, state operating loss carryovers were $106.7 million, all of which expire through 2027.

The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2012	2011	2010
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.5	1.0	1.1
Tax credits	—	(0.2)	(0.3)
Taxes on foreign earnings	(4.1)	(2.5)	(3.7)
Resolution of prior years' tax matters	(1.4)	(0.6)	(1.5)
Valuation allowance adjustments	(0.5)	(0.6)	—
Revaluation of previously held interest	—	(0.7)	—
Other, net	(1.6)	(1.7)	(0.1)
Effective tax rate	28.9%	29.7%	30.5%

Earnings before income taxes were as follows:

(in thousands)	2012	2011	2010
United States	$79,118	$70,023	$56,150
Foreign	95,189	101,361	98,043
Total	$174,307	$171,384	$154,193

Federal and state income taxes are provided on international subsidiary income distributed to or taxable in the U.S. during the year. At December 31, 2012, federal and state taxes have not been provided for approximately $384.7 million of unremitted earnings of the foreign subsidiaries that are considered to be invested indefinitely. Determination of the deferred tax liability on such earnings is not practicable.

A reconciliation of the change in the liability for unrecognized tax benefits for 2012 and 2011 is as follows:

(in thousands)	2012	2011
Balance at beginning of year	$8,787	$9,423
Increases for tax positions taken in the current year	599	694
Increases for tax positions taken in prior years	553	365
Decreases for tax positions taken in prior years	—	(147)
Decreases related to settlements with tax authorities	(1,678)	(206)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362)	(1,077)
Foreign currency exchange rate changes	192	(265)
Balance at the end of year	$7,091	$8,787

The amount of the unrecognized tax benefits that would affect the effective tax rate, if recognized, was approximately $6.8 million. The Company recognizes interest and penalties related to the unrecognized tax benefits in income tax expense. As of December 31, 2012 and 2011, $1.0 million and $1.4 million, respectively, of accrued interest and penalties was reported as an income tax liability. The liability for unrecognized tax benefits relates to multiple jurisdictions and is reported in Other liabilities on the Consolidated Balance Sheet at December 31, 2012.

The Company believes that it is reasonably possible that the total amount of liability for unrecognized tax benefits as of December 31, 2012, will decrease by approximately $1.8 million during 2013. The potential decrease relates to various tax matters for which the statute of limitations may expire or will be otherwise settled in 2013. The amount that is ultimately recognized in the financial statements will be dependent upon various factors including potential increases or decreases to unrecognized tax benefits as a result of examinations, settlements and other unanticipated items that may occur during the year. With limited exceptions, the Company is no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment and Geographic Information [Abstract]
Segment Information
9. SEGMENT AND GEOGRAPHIC INFORMATION

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company's Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate & Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific Group, China Group and Flavors Central & South America Group.

Assets by business segment and geographic region are those assets used in the Company's operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate & Other assets consist primarily of property and investments.

Segment Information The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company's reportable segments consist of Flavors & Fragrances and Color and are both managed on a products and services basis. The Company's Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications and digital imaging. Three additional segments, Asia Pacific, China and Flavors Central & South America are managed on a geographic basis and included in Corporate & Other.

In 2012, Flavors Central & South America was established to give management greater insight into the Company's flavors operations in this growing region. Previously, these results were included in Flavors & Fragrances. Results for 2011 and 2010 have been restated to reflect this change.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2012
Revenue from external customers	$837,549	$467,975	$153,526	$1,459,050
Intersegment revenue	37,732	26,170	3,286	67,188
Total revenue	875,281	494,145	156,812	1,526,238
Operating income (loss)	122,997	94,058	(25,847)	191,208
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes	122,997	94,058	(42,748)	174,307
Assets	860,395	738,918	177,330	1,776,643
Capital expenditures	49,781	46,003	8,022	103,806
Depreciation and amortization	27,021	15,456	5,875	48,352

2011
Revenue from external customers	$821,933	$467,691	$141,165	$1,430,789
Intersegment revenue	35,527	24,190	2,400	62,117
Total revenue	857,460	491,881	143,565	1,492,906
Operating income (loss)	129,436	90,217	(28,830)	190,823
Interest expense	—	—	19,439	19,439
Earnings (loss) before income taxes	129,436	90,217	(48,269)	171,384
Assets	803,844	695,251	155,069	1,654,164
Capital expenditures	34,999	30,121	7,080	72,200
Depreciation and amortization	26,743	14,086	5,270	46,099

2010
Revenue from external customers	$774,792	$430,782	$122,606	$1,328,180
Intersegment revenue	31,255	16,679	2,313	50,247
Total revenue	806,047	447,461	124,919	1,378,427
Operating income (loss)	120,329	77,404	(23,156)	174,577
Interest expense	—	—	20,384	20,384
Earnings (loss) before income taxes	120,329	77,404	(43,540)	154,193
Assets	784,143	676,656	138,469	1,599,268
Capital expenditures	27,129	22,306	6,388	55,823
Depreciation and amortization	24,836	13,473	5,114	43,423

Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2012	2011	2010

Revenue from external customers:
North America	$785,919	$737,154	$699,429
Europe	371,658	405,312	374,616
Asia Pacific	199,849	190,404	166,809
Other	101,624	97,919	87,326
Consolidated	$1,459,050	$1,430,789	$1,328,180

Long-lived assets:
North America	$504,483	$444,656	$420,084
Europe	472,865	456,248	470,811
Asia Pacific	35,891	35,151	34,993
Other	12,050	11,239	1,075
Consolidated	$1,025,289	$947,294	$926,963

Sales in the United States, based on the final country of destination of the Company's products, were $598.5 million, $561.9 million and $529.6 million in 2012, 2011 and 2010, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $360.1 million, $345.1 million and $317.5 million at December 31, 2012, 2011 and 2010, respectively.

Product Information The Company's revenue summarized by product portfolio is as follows:

(in thousands)	2012	2011	2010
Traditional Flavors & Fragrances	$725,200	$710,658	$659,133
Dehydrated Flavors	252,941	240,849	232,131
Food & Beverage Colors	312,288	319,273	282,411
Non-Food Colors	235,809	222,126	204,752
Intersegment Revenue	(67,188)	(62,117)	(50,247)
Consolidated	$1,459,050	$1,430,789	$1,328,180

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
10. FAIR VALUE MEASUREMENTS

ASC 820, Fair Value Measurements and Disclosures, defines fair value for financial assets and liabilities, establishes a framework for measuring fair value in Generally Accepted Accounting Principles ("GAAP") and expands disclosures about fair value measurements. As of December 31, 2012 and 2011, the Company's only assets and liabilities subject to this standard are forward contracts, investments in a money market fund and municipal bonds, and defined benefit plan assets. The net fair value of the forward exchange contracts based on current pricing obtained for comparable derivative products (Level 2 inputs) was negligible at December 31, 2012,  and an asset of $0.4 million at December 31, 2011. The fair value of the investments based on December 31, 2012 and 2011, market quotes (Level 1 inputs) was an asset of $20.3 million and $17.4 million, respectively. The fair value of the defined benefit plan assets based on December 31, 2012 and 2011, market quotes (Level 1 inputs) was an asset of $32.9 million and $28.7 million, respectively.

The carrying values of the Company's cash and cash equivalents, trade accounts receivable, accounts payable, accrued expenses and short-term borrowings approximated fair values as of December 31, 2012 and 2011.

The fair value of the Company's long-term debt, including current maturities, is estimated using discounted cash flows based on the Company's current incremental borrowing rates for similar types of borrowing arrangements  (Level 2 inputs). The carrying value of the long-term debt at December 31, 2012 and 2011, was $334.0 million and $312.4 million, respectively. The fair value of the long-term debt at December 31, 2012 and 2011, was approximately $354.4 million and $335.6 million, respectively.

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Restructuring Charges
11. RESTRUCTURING CHARGES

The Company recorded a restructuring charge of $4.8 million ($3.7 million net of tax) in the fourth quarter of 2011 related to a plan to improve the profitability and efficiency of selected operations. The restructuring charge mainly included severance and other employee separation costs. In 2012, approximately $1.8 million of payments have been applied to the restructuring reserve. As of December 31, 2012, the balance of the restructuring reserve was $0.1 million. Costs incurred in 2012 were not material.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
12. SUBSEQUENT EVENTS

In February 2013, the Company announced a broad restructuring program to relocate the Flavors & Fragrances Group headquarters to Chicago, as well as a profit improvement plan across all segments of the Company. The relocation of the Flavors & Fragrances Group headquarters will not impact any of the U.S. Flavors & Fragrances Group production sites.

The profit improvement plan will reduce headcount and consolidate several manufacturing facilities throughout Europe and North America. The Company expects to incur one-time cash costs between $22 million and $24 million and approximately $8 million of one-time non-cash costs related to the write-down of assets during the next twelve months. The Company expects to reduce its annual operating costs by approximately $10 million as a result of these changes.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain facilities and equipment under operating lease arrangements. Aggregate minimum rental commitments at December 31, 2012, for all noncancelable operating leases with an initial lease term greater than one year for the years ending December 31 are as follows: 2013, $7.3 million; 2014, $5.4 million; 2015, $3.9 million; 2016, $1.7 million; 2017, $1.0 and $0.5 million thereafter.

Rent expense totaled $10.8 million, $11.7 million and $10.4 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Commercial Litigation

Cherry Blossom Litigation

Cherry Blossom LLC, a Traverse City, Michigan, contractor that had produced cherry products for the Company, ceased operations in May 2009. At the time, Cherry Blossom had physical possession of brined cherries belonging to the Company with a book value of approximately $0.5 million. Despite the Company's demands, Cherry Blossom refused to permit the Company to take possession of the cherries for processing elsewhere.

In June 2009, the Company sued Cherry Blossom in the Circuit Court of Grand Traverse County, Michigan, seeking an order for return of the cherries. Cherry Blossom's asset based lender, Crossroads Financial (which claimed to be owed $1.4 million) ("Crossroads"), intervened and claimed a senior lien on the cherries. The Circuit Court denied the Company's request for immediate possession and permitted Cherry Blossom to retain and process the cherries. The Circuit Court later held that Crossroads had a senior lien on the cherries and was entitled to receive the proceeds from the sale of the cherries. The Circuit Court also denied the Company's cross claims against Crossroads to recoup certain overpayments that the Company made to Cherry Blossom/Crossroads and to recoup payments made by the Company to the United States Department of Labor on Cherry Blossom's/Crossroads' behalf. The Company has appealed these adverse decisions of the Circuit Court.

Crossroads asserted a claim against the Company for money damages in an undetermined amount. Crossroads claimed that it has a lien on all of Cherry Blossom's accounts receivable from the Company and that the Company had performed a number of offsets against its accounts payable to Cherry Blossom in derogation of Crossroads' rights as lienholder. The Circuit Court denied Crossroads' claims for money damages against the Company. Crossroads has appealed this adverse decision of the Circuit Court.

The Company and Crossroads completed briefing on their respective appeals on January 6, 2012. The Company has requested oral argument on its appeal. To date, the appellate court has not yet decided whether to grant oral argument, and if so, when argument will take place.

Cherry Blossom counterclaimed against the Company, alleging that Cherry Blossom had purchased exclusive rights to certain proprietary cherry processing formulas used in the Company's cherry product. Cherry Blossom sought a preliminary injunction against the Company's delivery of copies of the formulas to any third party. The Court denied Cherry Blossom's motion regarding the formulas and eventually dismissed Cherry Blossom's claims. The Company also initiated a suit against Cherry Blossom in the United States District Court for the Western District of Michigan seeking a declaratory judgment that the Company has the right to use the cherry processing formulas. Because Cherry Blossom subsequently filed a petition in bankruptcy, the Federal District Court closed the matter. This closing was for administrative purposes only and did not constitute a decision on the merits.

Christopher Hubbell, a principal of Cherry Blossom, has personally filed a petition for bankruptcy. The Company originally opposed the bankruptcy petition to the extent  Mr. Hubbell sought a discharge of the Company's alleged damages arising from his own fraudulent acts connected to Cherry Blossom's granting of an allegedly superior interest in the Company's cherries to Crossroads. The Company and Hubbell filed a joint motion to dismiss the Company's claims against Hubbell without prejudice pending the Michigan state court action. The Bankruptcy Court granted the motion. Under the terms of the dismissal, if the state courts determine that the Company is liable to Crossroads, the Company will have 60 days to reopen the adversary proceeding and pursue its claims against Hubbell. If the state courts determine that the Company is not liable to Crossroads, the dismissal shall be deemed with prejudice.

Daito Kasei Kogyo Co. Ltd. v. Sensient Cosmetic Technologies SAS

In 1992 Sensient Cosmetic Technologies SAS ("SCT") and Daito Kasei Kogyo Co., Ltd. ("Daito") entered into a distribution agreement pursuant to which SCT became the exclusive distributor in Europe of coloring agents and ingredients manufactured in Japan by Daito and, in turn, Daito became the exclusive distributor in Japan of certain products produced in France by SCT. By 2008, the sale of Daito products represented €4 million of SCT's sales.  In contrast, Daito's sales of SCT's products in Japan amounted to only €0.4 million in 2008. The agreement was entered into for an initial period to end on December 31, 1993, and was tacitly renewed for two-year periods through December 31, 2009, subject to a requirement of six months' notice for termination.

On July 7, 2009, Daito notified SCT of its decision to terminate SCT's distributorship in Europe, with effect as of February 10, 2010. SCT informed Daito that the notice of termination was insufficient in light of the lengthy commercial relationship between the parties. Daito eventually ostensibly agreed to extend the notice period but the commercial relationship did not function as it had in the past. On August 10, 2010, SCT filed a complaint before the Paris Commercial Court alleging that Daito wrongfully terminated its long-standing established commercial relationship with SCT, that SCT should have been given a notice period of thirty-six months in light of the twenty-year relationship between the parties and that Daito should pay damages to SCT of over €3.8 million.

On January 26, 2011, Daito filed a response in a hearing of the Court in which it denied any liability for SCT's claims and asserted counter-claims of €1.6 million for unlawful termination of Daito's distributorship in Japan, unlawful termination of an alleged "agency contract" in Japan and SCT's cancellation of certain Daito orders in October 2010.

At a hearing on May 4, 2011, Daito's counsel indicated that she would no longer represent Daito in this case due to a conflict of interest. On September 14, 2011, new counsel appeared for Daito at a hearing and filed slightly amended pleadings contending that SCT had not suffered any loss as a result of the termination. SCT responded to the amended pleadings confirming the extent of its losses at a hearing on November 9, 2011. At a hearing on February 1, 2012, SCT re-asserted its claims against Daito and again requested dismissal of Daito's counter-claims. Alternatively, SCT requested that the Court sever the proceedings by separating Daito's counter-claims from SCT's claim and in addition find that Japanese law is applicable to the counter-claims. In submissions filed on April 11 and July 4, 2012, the parties re-affirmed their respective positions.

On December 7, 2012, the parties entered into a Settlement Agreement pursuant to which all claims and counter-claims were dismissed and the litigation was terminated in exchange for mutual releases and a payment by Daito to SCT.

Vega v. Sensient Dehydrated Flavors LLC

On January 3, 2013, Thomas Vega, a current employee, filed (but did not serve) a Class Action Complaint in San Francisco County Superior Court against Sensient Dehydrated Flavors LLC.  On February 11, 2013, Vega filed and served a First Amended Complaint ("Complaint") against the Company and a Company supervisor. Vega alleges that the Company failed to provide alleged class members with meal periods, compensation for the alleged absence of meal periods, and accurate wage statements, in violation of the California labor code. The alleged class includes all employees paid on an hourly basis and all forklift operators. The Complaint seeks damages, back wages, injunctive relief, penalties, interest, and attorneys' fees for the members of the alleged class. The Complaint alleges that the total damages and costs "do not exceed a[n] aggregate of $4,999,999.99."

The Complaint alleges two causes of action. The first cause of action is for "Unfair Competition." The plaintiff's theory is that the Company, by allegedly not complying with state wage and hour laws, had an unfair competitive advantage against other employers who were complying with those laws. The main strategic reason that plaintiffs plead this cause of action is that the statute of limitations is four years. The second cause of action is for alleged substantive violations of the California labor code provisions governing wages, hours, and meal periods.

In this type of class action, damages are based on the number of current and former employees who were subjected to the alleged failure to comply with California meal periods, compensation for missed meal periods, and wage statement requirements. Under California law, an employee who is not "provided with an opportunity" to take a meal period is entitled to pay for one additional hour for each day that occurred. Penalties for wage statement violations are $50 for the first pay period and $100 for each subsequent pay period and are capped at $4,000 per employee. Both the meal period and wage statement penalties would apply to current and former employees going back the full four years from the date the original complaint was filed, that is since January 3, 2009.

The Company believes that for the great majority of employees that any meal period violations that may have occurred are attributable to inadequate documentation and do not involve a failure to provide meal periods.

In order to obtain class certification under California law, the plaintiff must establish: (1) the existence of a sufficiently numerous (no minimum), ascertainable class; (2) a well-defined community of interest among the class members; and (3) that proceeding as a class is superior to other methods.  Trial courts have substantial discretion in granting or denying class certification. In the circumstances, it is possible that Vega could obtain class certification. Moreover, under California law, Vega may pursue full discovery in the matter even before class certification is granted.

The Company is evaluating the merits of this case and intends to vigorously defend its interests.

The Company is involved in various other claims and litigation arising in the normal course of business. In the judgment of management, which relies in part on information from Company counsel, the ultimate resolution of these actions will not materially affect the consolidated financial statements of the Company except as described above.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Schedule II - Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II
Valuation and Qualifying Accounts (in thousands); Years Ended December 31, 2012, 2011, 2010
Valuation Accounts Deducted in the Balance Sheet From the Assets to Which They Apply	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Additions Recorded During Acquisitions	Deductions (A)	Balance at End of Period

2010 Allowance for losses: Trade accounts receivable	$3,427	$1,326	$0	$754	$3,999

2011 Allowance for losses: Trade accounts receivable	$3,999	$747	$0	$1,158	$3,588

2012 Allowance for losses: Trade accounts receivable	$3,588	$745	$0	$1,288	$3,045
(A) Accounts written off, net of recoveries.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation The consolidated financial statements include the accounts of Sensient Technologies Corporation and its subsidiaries (the "Company"). All significant intercompany accounts and transactions are eliminated.

Sensient Technologies Corporation is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, inkjet and specialty inks and colors, and other specialty and fine chemicals. The Company's reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific Group, China Group and certain of the Company's flavor businesses in Central and South America (Flavors Central & South America), which are managed on a geographic basis, are included in Corporate & Other.

Use of Estimates
Use of Estimates The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold
Cost of Products Sold Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses
Selling and Administrative Expenses Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.
Accounts Receivable
Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories
Inventories Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out ("FIFO") method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $301.6 million and $282.1 million at December 31, 2012 and 2011, respectively, and raw materials and supplies of $141.1 million and $132.4 million at December 31, 2012 and 2011, respectively.

Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company's own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets  The carrying value of goodwill is evaluated for impairment on an annual basis or when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit's estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. For 2012 and 2011, the Company completed a qualitative assessment noting no indicators of a change in fair value. Such determination of fair value yielded no impairment in 2012, 2011 or 2010.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets
Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value. No impairment has been recorded in any of the presented periods.

Financial Instruments
Financial Instruments The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging
Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company's interest rate risk management activities is to manage the levels of the Company's fixed and floating interest rate exposure to be consistent with the Company's preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company's exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges
Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company's financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive (loss) income ("OCI") until the underlying transaction is recognized in earnings.

The Company's existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging
Net Investments Hedging  The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company's net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company's books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases
Commodity Purchases The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification ("ASC") 815, Derivatives and Hedging.

Translation of Foreign Currencies
Translation of Foreign Currencies  For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2012.

Share-Based Compensation
Share-Based Compensation Share-based compensation expense is recognized on a straight-line basis over the vesting period of each award recipient. See Note 6, Share-Based Compensation, for additional information.

Income Taxes
Income Taxes The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share
Earnings Per Share The difference between basic and diluted earnings per share (EPS) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	49,596	49,746	49,138
Diluted weighted-average shares outstanding	49,822	49,937	49,424

In 2012 and 2011, there were no anti-dilutive stock options. In 2010, options for 0.1 million shares, with a weighted-average exercise price of $30.07, were excluded from the diluted EPS calculation because their exercise prices were greater than the average market price of the common stock and their inclusion in the calculation would have been anti-dilutive. All earnings per share amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive (Loss) Income Accumulated OCI is composed primarily of foreign currency translation, pension liability and unrealized gains or losses on cash flow hedges. The components of OCI at December 31 were:

(in thousands)	2012	2011
Foreign currency translation	$7,442	$(29,720)
Pension liability (net of tax)	(12,062)	(9,712)
Unrealized gain on cash flow hedges (net of tax)	35	384
Accumulated other comprehensive loss	$(4,585)	$(39,048)

Research and Development
Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs were $34.7 million, $33.2 million and $30.6 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Advertising
Advertising Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs were $2.2 million, $2.4 million and $1.5 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Environmental Liabilities
Environmental Liabilities The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent Events	Subsequent Events The Company performed an evaluation of subsequent events through the date these financial statements were issued. See Note 12, Subsequent Events, for more information.
New Pronouncements
New Pronouncements In July 2012, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives companies the option to perform a qualitative assessment to determine whether further indefinite-lived intangible asset impairment testing is necessary. If, as result of the qualitative assessment, it is determined that it is more likely than not that an indefinite-lived intangible asset is impaired, the quantitative impairment test is required. Otherwise no further testing is required. This ASU is effective for fiscal years beginning after September 15, 2012. The adoption is not expected to have any impact on the Company's financial condition or results of operations.

On January 1, 2012, the Company adopted ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which requires companies to disclose items of net income, items of other comprehensive income and total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The Company adopted this ASU in 2012 and has included Consolidated Statements of Comprehensive Income for all periods presented. The adoption of this ASU had no impact on the Company's financial condition or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment, which gives companies the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The ASU is effective for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company adopted this ASU in 2011, which did not have any impact on its financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Weighted-average common shares for the computation of EPS
Earnings Per Share The difference between basic and diluted earnings per share (EPS) is the dilutive effect of stock options and nonvested stock. Diluted EPS assumes that nonvested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation. Weighted-average common shares for the computation of EPS were:

(in thousands)	2012	2011	2010
Basic weighted-average shares outstanding	49,596	49,746	49,138
Diluted weighted-average shares outstanding	49,822	49,937	49,424

Components of Other Comprehensive (Loss) Income
Accumulated Other Comprehensive (Loss) Income Accumulated OCI is composed primarily of foreign currency translation, pension liability and unrealized gains or losses on cash flow hedges. The components of OCI at December 31 were:

(in thousands)	2012	2011
Foreign currency translation	$7,442	$(29,720)
Pension liability (net of tax)	(12,062)	(9,712)
Unrealized gain on cash flow hedges (net of tax)	35	384
Accumulated other comprehensive loss	$(4,585)	$(39,048)

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of intangible assets
At December 31, 2012 and 2011, goodwill is the only intangible asset that is not subject to amortization. The following table summarizes intangible assets with determinable useful lives by major category as of December 31, 2012 and 2011:

(in thousands except weighted average amortization years)	Weighted
	Average	2012		2011
	Amortization		Accumulated		Accumulated
	Years	Cost	Amortization	Cost	Amortization
Technological know-how	20.0	$8,443	$(4,842)	$8,776	$(4,622)
Customer relationships	20.0	7,871	(3,866)	7,838	(3,399)
Patents, trademarks, non-compete agreements and other	18.7	9,617	(5,645)	9,279	(5,212)
Total finite-lived intangibles	19.5	$25,931	$(14,353)	$25,893	$(13,233)

Changes in goodwill by business segment
The changes in goodwill for the years ended December 31, 2012 and 2011, by reportable business segment, were as follows:

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated
Balance as of December 31, 2010	$136,392	$304,615	$4,108	$445,115
Goodwill of acquired business	—	7,962	—	7,962
Currency translation impact	(3,700)	(5,198)	186	(8,712)
Balance as of December 31, 2011	132,692	307,379	4,294	444,365
Currency translation impact	3,092	4,271	(410)	6,953
Balance as of December 31, 2012	$135,784	$311,650	$3,884	$451,318

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Long-term debt
Long-term Debt Long-term debt consisted of the following unsecured obligations at December 31:

(in thousands)	2012	2011
4.47% senior notes due November 2018	$25,000	$25,000
4.14% senior notes due November 2017	25,000	25,000
4.91% senior notes due through May 2017	110,000	110,000
3.77% senior notes due November 2016	25,000	25,000
7.31% senior notes due November 2013	25,000	25,000
5.85% Euro-denominated senior notes due November 2013	25,508	25,061
Long-term revolving loan agreement	95,419	73,814
Various other notes	3,052	3,547
	333,979	312,422
Less current maturities	—	—
Total long-term debt	$333,979	$312,422

Restrictive loan covenants
Substantially all of the senior loan agreements contain restrictions concerning interest coverage, borrowings, investments and tangible net worth amounts. The Company is in compliance with all of these restrictions at December 31, 2012. The following table summarizes the Company's most restrictive loan covenants calculated in accordance with the applicable agreements as of December 31, 2012:

(dollars in thousands)	Actual	Required
Debt to EBITDA (Maximum)	1.51	3.50
Net Worth (Minimum)	$1,153,898	$816,847
Interest Coverage (Minimum)	7.31	2.00

Short-term borrowings
Short-term Borrowings The Company's short-term borrowings consisted of the following items at December 31:

(in thousands)	2012	2011
Direct borrowings under the revolving loan agreement	$—	$5,000
Uncommitted loans	16,950	12,434
Loans of foreign subsidiaries	3,098	5,540
Total	$20,048	$22,974

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Summary of transaction involving stock options
The following table summarizes the transactions involving the stock option plans:

		Weighted-	Weighted-
(in thousands		Average	Average	Aggregate
except exercise		Exercise	Remaining	Intrinsic
price and life)	Options	Price	Life (Years)	Value
Outstanding at December 31, 2009	910	$22.13	4.4	$3,852
Exercised	(582)	22.16
Outstanding at December 31, 2010	328	22.06	3.9	4,807
Exercised	(121)	21.55
Outstanding at December 31, 2011	207	22.36	3.1	3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	$22.35	2.7	$1,859
Exercisable at December 31, 2012	141	$22.35	2.7	$1,859

Summary of information concerning outstanding and exercisable stock options
The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2012:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-21.29	$21.30-24.14	$24.15-30.07
Options outstanding	62	40	39
Weighted-average remaining contractual life, in years	2.3	1.8	4.5
Weighted-average exercise price	$19.49	$22.85	$26.39
Options exercisable	62	40	39
Weighted-average exercise price	$19.49	$22.85	$26.39

Summary of nonvested stock activity
The following table summarizes the nonvested stock activity:

		Grant Date
		Weighted-	Aggregate
		Average	Intrinsic
(in thousands except fair value)	Shares	Fair Value	Value
Outstanding at December 31, 2009	424	$24.44	$11,142
Granted	265	34.45
Vested	(259)	27.92
Cancelled	(67)	24.79
Outstanding at December 31, 2010	363	29.20	13,340
Granted	270	35.48
Vested	(175)	34.04
Cancelled	(58)	28.45
Outstanding at December 31, 2011	400	31.42	15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	$33.22	$12,046

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Funded status of defined benefit plan
Although the Company intends for these defined contribution plans to be the primary retirement benefit for most employees, the Company also has several defined benefit plans. The funded status of the defined benefit plans was as follows at December 31:

(in thousands)	2012	2011
Benefit obligation at beginning of year	$64,939	$63,790
Service cost	2,583	2,419
Interest cost	2,659	2,778
Foreign currency exchange rate changes	799	(364)
Benefits paid	(3,045)	(3,168)
Actuarial loss (gain)	6,750	(516)
Benefit obligation at end of year	74,685	64,939
Plan assets at beginning of year	28,697	26,029
Company contributions	4,075	3,641
Foreign currency exchange rate changes	973	(385)
Benefits paid	(3,045)	(3,168)
Actual gain on plan assets	2,169	2,580
Plan assets at end of year	32,869	28,697
Funded status	$(41,816)	$(36,242)
Accumulated benefit obligation	$70,230	$61,714

Amount recognized in the consolidated balance sheet
Amounts recognized in the Consolidated Balance Sheets at December 31:

(in thousands)	2012	2011
Accrued employee and retiree benefits	$(52,825)	$(45,134)
Prepaid expenses and other current assets	11,011	8,892
Net liability	$(41,814)	$(36,242)

Components of annual benefit cost
Components of annual benefit cost:

(in thousands)	2012	2011	2010
Service cost	$2,583	$2,419	$1,896
Interest cost	2,659	2,778	2,902
Expected return on plan assets	(1,428)	(1,520)	(1,367)
Amortization of prior service cost	1,971	3,112	3,011
Recognized actuarial loss	799	1,388	1,252
Defined benefit expense	$6,584	$8,177	$7,694

Summary of weighted average assumptions
Weighted-average liability assumptions as of December 31:

	2012	2011
Discount rate	3.27%	4.27%
Expected return on plan assets	4.76%	5.00%
Rate of compensation increase	4.01%	4.11%

Weighted-average cost assumptions for the year ended December 31:

	2012	2011
Discount rate	4.27%	4.35%
Expected return on plan assets	5.00%	5.80%
Rate of compensation increase	4.11%	4.27%

Amounts recognized in accumulated other comprehensive income	Amounts at December 31 in accumulated other comprehensive income were as follows:
(in thousands)	2012	2011
Prior service cost	$1,362	$3,330
Unrecognized net actuarial loss	17,031	11,668

Pension adjustments recognized in accumulated other comprehensive income
The pension adjustments, net of tax, recognized in OCI, were as follows:

(in thousands)	2012	2011	2010
Net actuarial (loss) gain arising during the period	$(3,947)	$885	$(1,043)
Prior service cost arising during the period	–	–	(670)
Amortization of actuarial loss, included in defined benefit expense	526	866	783
Amortization of prior service cost, included in defined benefit expense	1,205	1,901	1,840
Pension adjustment, net of tax	$(2,216)	$3,652	$910

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for income taxes
The provision for income taxes was as follows:

(in thousands)	2012	2011	2010
Currently payable:
Federal	$22,394	$28,480	$11,476
State	3,024	2,845	1,939
Foreign	22,065	22,713	24,949
	47,483	54,038	38,364
Deferred (benefit) expense:
Federal	170	(5,669)	7,320
State	603	(274)	404
Foreign	2,143	2,805	961
	2,916	(3,138)	8,685
Income taxes	$50,399	$50,900	$47,049

Tax effects of temporary differences - Deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2012	2011
Deferred tax assets:
Benefit plans	$17,375	$15,597
Liabilities and reserves	9,140	9,482
Operating loss and credit carryovers	48,441	32,397
Other	16,096	16,084
Gross deferred tax assets	91,052	73,560
Valuation allowance	(41,049)	(34,863)
Deferred tax assets	50,003	38,697
Deferred tax liabilities:
Property, plant and equipment	(19,430)	(18,565)
Other assets	(2,784)	(1,999)
Other	(26,668)	(25,182)
Deferred tax liabilities	(48,882)	(45,746)
Net deferred tax assets (liabilities)	$1,121	$(7,049)

Effective income tax rate reconciliation
The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2012	2011	2010
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.5	1.0	1.1
Tax credits	—	(0.2)	(0.3)
Taxes on foreign earnings	(4.1)	(2.5)	(3.7)
Resolution of prior years' tax matters	(1.4)	(0.6)	(1.5)
Valuation allowance adjustments	(0.5)	(0.6)	—
Revaluation of previously held interest	—	(0.7)	—
Other, net	(1.6)	(1.7)	(0.1)
Effective tax rate	28.9%	29.7%	30.5%

Earnings before income taxes	Earnings before income taxes were as follows:
(in thousands)	2012	2011	2010
United States	$79,118	$70,023	$56,150
Foreign	95,189	101,361	98,043
Total	$174,307	$171,384	$154,193

Reconciliation of the change in liability for unrecognized tax benefits
A reconciliation of the change in the liability for unrecognized tax benefits for 2012 and 2011 is as follows:

(in thousands)	2012	2011
Balance at beginning of year	$8,787	$9,423
Increases for tax positions taken in the current year	599	694
Increases for tax positions taken in prior years	553	365
Decreases for tax positions taken in prior years	—	(147)
Decreases related to settlements with tax authorities	(1,678)	(206)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362)	(1,077)
Foreign currency exchange rate changes	192	(265)
Balance at the end of year	$7,091	$8,787

Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and Geographic Information [Abstract]
Segment Disclosure
In 2012, Flavors Central & South America was established to give management greater insight into the Company's flavors operations in this growing region. Previously, these results were included in Flavors & Fragrances. Results for 2011 and 2010 have been restated to reflect this change.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2012
Revenue from external customers	$837,549	$467,975	$153,526	$1,459,050
Intersegment revenue	37,732	26,170	3,286	67,188
Total revenue	875,281	494,145	156,812	1,526,238
Operating income (loss)	122,997	94,058	(25,847)	191,208
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes	122,997	94,058	(42,748)	174,307
Assets	860,395	738,918	177,330	1,776,643
Capital expenditures	49,781	46,003	8,022	103,806
Depreciation and amortization	27,021	15,456	5,875	48,352

2011
Revenue from external customers	$821,933	$467,691	$141,165	$1,430,789
Intersegment revenue	35,527	24,190	2,400	62,117
Total revenue	857,460	491,881	143,565	1,492,906
Operating income (loss)	129,436	90,217	(28,830)	190,823
Interest expense	—	—	19,439	19,439
Earnings (loss) before income taxes	129,436	90,217	(48,269)	171,384
Assets	803,844	695,251	155,069	1,654,164
Capital expenditures	34,999	30,121	7,080	72,200
Depreciation and amortization	26,743	14,086	5,270	46,099

2010
Revenue from external customers	$774,792	$430,782	$122,606	$1,328,180
Intersegment revenue	31,255	16,679	2,313	50,247
Total revenue	806,047	447,461	124,919	1,378,427
Operating income (loss)	120,329	77,404	(23,156)	174,577
Interest expense	—	—	20,384	20,384
Earnings (loss) before income taxes	120,329	77,404	(43,540)	154,193
Assets	784,143	676,656	138,469	1,599,268
Capital expenditures	27,129	22,306	6,388	55,823
Depreciation and amortization	24,836	13,473	5,114	43,423

Geographical Information
Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2012	2011	2010

Revenue from external customers:
North America	$785,919	$737,154	$699,429
Europe	371,658	405,312	374,616
Asia Pacific	199,849	190,404	166,809
Other	101,624	97,919	87,326
Consolidated	$1,459,050	$1,430,789	$1,328,180

Long-lived assets:
North America	$504,483	$444,656	$420,084
Europe	472,865	456,248	470,811
Asia Pacific	35,891	35,151	34,993
Other	12,050	11,239	1,075
Consolidated	$1,025,289	$947,294	$926,963

Product Information
Product Information The Company's revenue summarized by product portfolio is as follows:

(in thousands)	2012	2011	2010
Traditional Flavors & Fragrances	$725,200	$710,658	$659,133
Dehydrated Flavors	252,941	240,849	232,131
Food & Beverage Colors	312,288	319,273	282,411
Non-Food Colors	235,809	222,126	204,752
Intersegment Revenue	(67,188)	(62,117)	(50,247)
Consolidated	$1,459,050	$1,430,789	$1,328,180

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Inventories include finished and in-process products	$ 301,600,000	$ 282,100,000
Raw materials and supplies	141,100,000	132,400,000
Cash flow hedges [Abstract]
Maximum number of months for forward exchange contracts to mature (in months)	12
Earnings per share [Abstract]
Basic weighted-average shares outstanding (in shares)	49,596,000	49,746,000	49,138,000
Diluted weighted-average shares outstanding (in shares)	49,822,000	49,937,000	49,424,000
Number of antidulitive shares excluded from the diluted EPS calculation (in shares)	0	0	100,000
Weighted average exercise price of antidilutive shares excluded from the diluted EPS calculation (in dollars per share)			$ 30.07
Accumulated Other Comprehensive (Loss) Income [Abstract]
Foreign currency translation	7,442,000	(29,720,000)
Pension liability (net of tax)	(12,062,000)	(9,712,000)
Unrealized gain on cash flow hedges (net of tax)	35,000	384,000
Accumulated other comprehensive loss	(4,585,000)	(39,048,000)
Other costs [Abstract]
Research and development costs	34,700,000	33,200,000	30,600,000
Advertising costs	$ 2,200,000	$ 2,400,000	$ 1,500,000
Minimum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	5 years	5 years	5 years
Maximum [Member]
Intangible assets [Abstract]
Useful lives of intangible assets	20 years	20 years	20 years
Building and Leasehold Improvements [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	5 years	5 years	5 years
Building and Leasehold Improvements [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	40 years	40 years	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	3 years	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Estimated useful lives	20 years	20 years	20 years

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Les Colorants [Member]
Business Acquisition [Line Items]
Acquisition of new businesses, net of cash acquired	$ 4.6
Equity interest prior to acquisition (in hundredths)		50.00%
Goodwill and intangibles resulting from purchase price allocation	8.7
Remeasurement gain	$ 3.6
LCW Polska [Member]
Business Acquisition [Line Items]
Equity interest prior to acquisition (in hundredths)		75.00%

Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets [Abstract]
Cost	$ 25,931,000	$ 25,893,000
Accumulated Amortization	(14,353,000)	(13,233,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,400,000	1,300,000	1,300,000
2013	1,300,000
2014	1,300,000
2015	1,300,000
2016	1,300,000
2017	1,300,000
Goodwill activity [Roll Forward]
Balance as of beginning of period	444,365,000	445,115,000
Goodwill of acquired business		7,962,000
Currency translation impact	6,953,000	(8,712,000)
Balance as of end of period	451,318,000	444,365,000	445,115,000
Flavor And Fragnances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	132,692,000	136,392,000
Goodwill of acquired business		0
Currency translation impact	3,092,000	(3,700,000)
Balance as of end of period	135,784,000	132,692,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	307,379,000	304,615,000
Goodwill of acquired business		7,962,000
Currency translation impact	4,271,000	(5,198,000)
Balance as of end of period	311,650,000	307,379,000
Corporate And Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	4,294,000	4,108,000
Goodwill of acquired business		0
Currency translation impact	(410,000)	186,000
Balance as of end of period	3,884,000	4,294,000
Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	19 years 6 months
Technological Know How [Member]
Intangible assets [Abstract]
Cost	8,443,000	8,776,000
Accumulated Amortization	(4,842,000)	(4,622,000)
Technological Know How [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Customer Relationships [Member]
Intangible assets [Abstract]
Cost	7,871,000	7,838,000
Accumulated Amortization	(3,866,000)	(3,399,000)
Customer Relationships [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20 years
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Cost	9,617,000	9,279,000
Accumulated Amortization	$ (5,645,000)	$ (5,212,000)
Patents, Trademarks, Noncompete Agreements and Other [Member] | Weighted Average [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	18 years 8 months 12 days

Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of long term debt [Abstract]
Long-term debt, gross	$ 333,979,000	$ 312,422,000
Less current maturities	0	0
Long-term debt, net	333,979,000	312,422,000
Long term debt additional disclosures [Abstract]
Remaining borrowing capacity	25,500,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts Due in 2013	62,600,000
Amounts due in 2014	12,000,000
Amounts due in 2015	11,700,000
Amounts due in 2016	131,700,000
Amounts due in 2017	91,000,000
Debt covenenants [Abstract]
Debt to EBITDA (Maximum), Actual	1.51
Net Worth (Minimum), Actual	1,153,898,000	1,049,210,000
Interest Coverage (Minimum), Actual	7.31
Debt to EBITDA (Maximum), Required	3.5
Net Worth (Minimum), Required	816,847,000
Interest Coverage (Minimum), Required	2
Stand-by letters of credit outstanding	7,500,000	6,500,000
Short-term borrowings [Abstract]
Short-term borrowings	20,048,000	22,974,000
Weighted-average interest rates on short-term borrowings (in hundredths)	1.98%	319.00%
Line of Credit [Member]
Short-term borrowings [Abstract]
Short-term borrowings	0	5,000,000
Uncommitted Loans [Member]
Short-term borrowings [Abstract]
Short-term borrowings	16,950,000	12,434,000
Loans of foreign subsidiaries [Member]
Short-term borrowings [Abstract]
Short-term borrowings	3,098,000	5,540,000
Senior Notes Due November 2018 at 4.47 percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	4.47%
Maturity date	Nov 30, 2018
Senior Notes Due November 2017 at 4.14 percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	4.14%
Maturity date	Nov 30, 2017
Senior Notes Due Through May 2017 at 4.91 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	110,000,000	110,000,000
Interest rate, stated percentage	4.91%
Maturity date	May 31, 2017
Senior Notes Due November 2016 at 3.77 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	3.77%
Maturity date	Nov 30, 2016
Senior Notes Due November 2013 at 7.31 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,000,000	25,000,000
Interest rate, stated percentage	7.31%
Maturity date	Nov 30, 2013
Euro-denominated Senior Notes Due November 2013 at 5.85 Percent [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	25,508,000	25,061,000
Interest rate, stated percentage	5.85%
Maturity date	Nov 30, 2013
Various Other Notes [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	3,052,000	3,547,000
Line of Credit [Member]
Schedule of long term debt [Abstract]
Long-term debt, gross	95,419,000	73,814,000
Long term debt additional disclosures [Abstract]
Previous period borrowing base on credit facility	350,000,000	300,000,000
Maximum borrowing base on credit facility	350,000,000	350,000,000
Average effective interest rate (in hundredths)	1.67%	145.00%
Remaining borrowing capacity	$ 247,000,000

Derivative Instruments and Hedging Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative instruments and hedging activity for the period [Abstract]
Impact of foreign exchange rates on debt instruments recorded in Other Comprehensive Income	$ (1,251,000)	$ 2,532,000	$ 6,169,000
Foreign Exchange Forward [Member] | Cash Flow Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Derivative, fair value	18,900,000	27,900,000
Foreign Currency Denominated Debt, Net Investment Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Carrying value of foreign denominated debt	$ 55,000,000	$ 98,900,000

Share-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-Based Compensation [Abstract]
Percent of market price (in hundredths)	100.00%
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available to be granted under existing stock plans (in shares)	700,000
Grant Date Weighted- Average Fair Value [Abstract]
Total pre-tax share-based compensation recognized in the Consolidated Statements of Earnings	$ 10,100,000	$ 7,800,000	$ 5,700,000
Tax related benefits	2,400,000	1,200,000	700,000
Cash received from the exercise of stock options	1,500,000	2,600,000	12,900,000
Range of Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 18.57
Exercise price range, upper range (in dollars per share)	$ 21.29
Options outstanding (in shares)	62,000
Weighted-average remaining contractual life (in years)	2 years 3 months 18 days
Weighted-average exercise price (in dollars per share)	$ 19.49
Options exercisable (in shares)	62,000
Weighted-average exercise price (in dollars per share)	$ 19.49
Range of Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 21.3
Exercise price range, upper range (in dollars per share)	$ 24.14
Options outstanding (in shares)	40,000
Weighted-average remaining contractual life (in years)	1 year 9 months 18 days
Weighted-average exercise price (in dollars per share)	$ 22.85
Options exercisable (in shares)	40,000
Weighted-average exercise price (in dollars per share)	$ 22.85
Range of Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range (in dollars per share)	$ 24.15
Exercise price range, upper range (in dollars per share)	$ 30.07
Options outstanding (in shares)	39,000
Weighted-average remaining contractual life (in years)	4 years 6 months
Weighted-average exercise price (in dollars per share)	$ 26.39
Options exercisable (in shares)	39,000
Weighted-average exercise price (in dollars per share)	$ 26.39
Nonvested Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recognition period	5 years
Nonvested Stock [Roll Forward]
Outstanding, Beginning (in shares)	400,000	363,000	424,000
Granted (in shares)	293,000	270,000	265,000
Vested (in shares)	(314,000)	(175,000)	(259,000)
Cancelled (in shares)	(40,000)	(58,000)	(67,000)
Outstanding, Ending (in shares)	339,000	400,000	363,000
Grant Date Weighted- Average Fair Value [Abstract]
Outstanding, Beginning (in dollars per share)	$ 31.42	$ 29.2	$ 24.44
Granted (in dollars per share)	$ 36.09	$ 35.48	$ 34.45
Vested (in dollars per share)	$ 33.59	$ 34.04	$ 27.92
Cancelled ( in dollars per share)	$ 33.41	$ 28.45	$ 24.79
Outstanding, Ending Balance (in dollars per share)	$ 33.22	$ 31.42	$ 29.2
Aggregate Intrinsic Value	12,046,000	15,142,000	13,340,000	11,142,000
Total intrinsic values of shares vested	11,200,000	6,200,000	9,200,000
Compensation cost net yet recognized	8,300,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense recognition period	3 years
Stock options, exercisable, vesting period (in years)	3 years
Expiration from date of grant (in years)	10 years
Stock Options [Roll Forward]
Outstanding, beginning of period (in shares)	207,000	328,000	910,000
Grants in period	0	0	0
Exercised (in shares)	(66,000)	(121,000)	(582,000)
Outstanding, end of period (in shares)	141,000	207,000	328,000	910,000
Exercisable, end of period (in shares)	141,000
Weighted- Average Exercise Price [Abstract]
Outstanding, beginning of period (in dollars per share)	$ 22.36	$ 22.06	$ 22.13
Exercised (in dollars per share)	$ 22.38	$ 21.55	$ 22.16
Outstanding, end of period (in dollars per share)	$ 22.35	$ 22.36	$ 22.06	$ 22.13
Exercisable, end of period (in dollars per share)	$ 22.35
Weighted average remaining life (years) [Abstract]
Weighted average remaining life (in years)	2 years 8 months 12 days	3 years 1 month 6 days	3 years 10 months 24 days	4 years 4 months 24 days
Exercisable, weighted average remaining life (in years)	2 years 8 months 12 days
Aggregate intrinsic value [Abstract]
Aggregate intrinsic value of stock options, outstanding	1,859,000	3,222,000	4,807,000	3,852,000
Aggregate intrinsic values of stock options exercised	900,000	1,700,000	3,900,000
Aggregate intrinsic value of stock options, exercisable	$ 1,859,000

Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Member]
Defined Contribution Plans Disclosure [Abstract]
Percentage of matching contributions under defined contribution plan (in hundredths)	4.00%
Total expense for defined contribution plans	$ 4,700,000	$ 4,300,000	$ 3,500,000
Pension Plans, Defined Benefit [Member]
Benefit obligation [Roll Forward]
Benefit obligation at beginning of year	64,939,000	63,790,000
Service cost	2,583,000	2,419,000	1,896,000
Interest cost	2,659,000	2,778,000	2,902,000
Foreign currency exchange rate changes	799,000	(364,000)
Benefits paid	(3,045,000)	(3,168,000)
Actuarial (gain) loss	6,750,000	(516,000)
Benefit obligation at end of year	74,685,000	64,939,000	63,790,000
Change in fair value of plan assets [Roll Forward]
Plan assets at beginning of year	28,697,000	26,029,000
Company contributions	4,075,000	3,641,000
Foreign currency exchange rate changes	973,000	(385,000)
Benefits paid	(3,045,000)	(3,168,000)
Actual gain on plan assets	2,169,000	2,580,000
Plan assets at end of year	32,869,000	28,697,000	26,029,000
Funded status	(41,816,000)	(36,242,000)
Accumulated benefit obligation	70,230,000	61,714,000
Amounts recognized in Consolidated Balance Sheets [Abstract]
Accrued employee and retiree benefits	(52,825,000)	(45,134,000)
Prepaid expenses and other current assets	11,011,000	8,892,000
Net liability	(41,814,000)	(36,242,000)
Components of annual benefit cost [Abstract]
Service cost	2,583,000	2,419,000	1,896,000
Interest cost	2,659,000	2,778,000	2,902,000
Expected return on plan assets	(1,428,000)	(1,520,000)	(1,367,000)
Amortization of prior service cost	1,971,000	3,112,000	3,011,000
Recognized actuarial loss	799,000	1,388,000	1,252,000
Defined benefit expense	6,584,000	8,177,000	7,694,000
Weighted-average liability assumptions [Abstract]
Discount rate (in hundredths)	3.27%	4.27%
Expected return on plan assets (in hundredths)	4.76%	5.00%
Rate of compensation increase (in hundredths)	4.01%	4.11%
Weighted-average cost assumption [Abstract]
Discount rate (in hundredths)	4.27%	4.35%
Expected return on plan assets (in hundredths)	5.00%	5.80%
Rate of compensation increase (in hundredths)	4.11%	4.27%
Estimated Future Benefit Payments [Abstract]
Expected Future Benefit Payments in Year One	3,400,000
Expected Future Benefit Payments in Year Two	34,900,000
Expected Future Benefit Payments in Year Three	2,200,000
Expected Future Benefit Payments in Year Four	2,700,000
Expected Future Benefit Payments in Year Five	2,400,000
Expected Future Benefit Payments in Five Fiscal Years Thereafter	13,300,000
Estimated Future Employer Contributions in Next Fiscal Year	4,500,000
Amounts recognized in Accumulated Other Comprehensive Income [Abstract]
Prior service cost	1,362,000	3,330,000
Unrecognized net actuarial loss	17,031,000	11,668,000
Other Comprehensive Income (Loss), Pension Adjustment, Net of Tax [Abstract]
Net actuarial (loss) gain arising during the period	(3,947,000)	885,000	(1,043,000)
Prior service cost arising during the period	0	0	(670,000)
Amoritization of actuarial loss, included in defined benefit expense	526,000	866,000	783,000
Amoritization of prior service cost, included in defined benefit expense	1,205,000	1,901,000	1,840,000
Pension adjustment, net of tax	(2,216,000)	3,652,000	910,000
Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Expected amoritization of actuarial loss in next fiscal year	3,200,000
Expected amoritization of prior service cost in next fiscal year	$ 200,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable [Abstract]
Federal	$ 22,394,000	$ 28,480,000	$ 11,476,000
State	3,024,000	2,845,000	1,939,000
Foreign	22,065,000	22,713,000	24,949,000
Current income tax (expense), total	47,483,000	54,038,000	38,364,000
Deferred expense (benefit) [Abstract]
Federal	170,000	(5,669,000)	7,320,000
State	603,000	(274,000)	404,000
Foreign	2,143,000	2,805,000	961,000
Deferred income tax (expense), total	2,916,000	(3,138,000)	8,685,000
Income taxes	50,399,000	50,900,000	47,049,000
Deferred tax assets [Abstract]
Benefit plans	17,375,000	15,597,000
Liabilities and reserves	9,140,000	9,482,000
Operating loss and credit carryovers	48,441,000	32,397,000
Other	16,096,000	16,084,000
Gross deferred tax assets	91,052,000	73,560,000
Valuation allowance	(41,049,000)	(34,863,000)
Deferred tax assets	50,003,000	38,697,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(19,430,000)	(18,565,000)
Other assets	(2,784,000)	(1,999,000)
Other	(26,668,000)	(25,182,000)
Deferred tax liabilities	(48,882,000)	(45,746,000)
Net deferred tax assets (liabilities)	1,121,000	(7,049,000)
Increase in Net Deferred Tax Assets	10,800,000
Increase in Other Current Assets	6,000,000
Increase in OCI	16,800,000
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.50%	1.00%	1.10%
Tax credits (in hundredths)	0.00%	(0.20%)	(0.30%)
Taxes on foreign earnings (in hundredths)	(4.10%)	(2.50%)	(3.70%)
Resolution of prior years' tax matters (in hundredths)	(1.40%)	(0.60%)	(1.50%)
Valuation allowance adjustments (in hundredths)	(0.50%)	(0.60%)	0.00%
Revaluation of previously held interest	0.00%	(0.70%)	0.00%
Other, net (in hundredths)	(1.60%)	(1.70%)	(0.10%)
Effective tax rate (in hundredths)	28.90%	29.70%	30.50%
Earnings before income taxes [Abstract]
United States	79,118,000	70,023,000	56,150,000
Foreign	95,189,000	101,361,000	98,043,000
Total	174,307,000	171,384,000	154,193,000
Unremitted earnings of foreign subsidiaries	384,700,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of year	8,787,000	9,423,000
Increases for tax positions taken in the current year	599,000	694,000
Increases for tax positions taken in prior years	553,000	365,000
Decreases for tax positions taken in prior years	0	(147,000)
Decreases related to settlements with tax authorities	(1,678,000)	(206,000)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362,000)	(1,077,000)
Foreign currency exchange rate changes	192,000	(265,000)
Balance at the end of year	7,091,000	8,787,000	9,423,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	6,800,000
Income tax interest and penalties accrued	1,000,000	1,400,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	1,800,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	118,400,000
Operating loss carryovers, subject to expiration	3,900,000
Operating loss carryovers, not subject to expiration	114,500,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	106,700,000
Operating loss carryovers, subject to expiration	$ 106,700,000

Segment and Geographic Information Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected segment financial data [Abstract]
Revenue from external customers	$ 1,459,050	$ 1,430,789	$ 1,328,180
Intersegment revenue	67,188	62,117	50,247
Total revenue	1,526,238	1,492,906	1,378,427
Operating income (loss)	191,208	190,823	174,577
Interest expense	16,901	19,439	20,384
Earnings (loss) before income taxes	174,307	171,384	154,193
Assets	1,776,643	1,654,164	1,599,268
Capital expenditures	103,806	72,200	55,823
Depreciation and amortization	48,352	46,099	43,423
Flavors And Fragrances [Member]
Selected segment financial data [Abstract]
Revenue from external customers	837,549	821,933	774,792
Intersegment revenue	37,732	35,527	31,255
Total revenue	875,281	857,460	806,047
Operating income (loss)	122,997	129,436	120,329
Interest expense	0	0	0
Earnings (loss) before income taxes	122,997	129,436	120,329
Assets	860,395	803,844	784,143
Capital expenditures	49,781	34,999	27,129
Depreciation and amortization	27,021	26,743	24,836
Color [Member]
Selected segment financial data [Abstract]
Revenue from external customers	467,975	467,691	430,782
Intersegment revenue	26,170	24,190	16,679
Total revenue	494,145	491,881	447,461
Operating income (loss)	94,058	90,217	77,404
Interest expense	0	0	0
Earnings (loss) before income taxes	94,058	90,217	77,404
Assets	738,918	695,251	676,656
Capital expenditures	46,003	30,121	22,306
Depreciation and amortization	15,456	14,086	13,473
Corporate And Other [Member]
Selected segment financial data [Abstract]
Revenue from external customers	153,526	141,165	122,606
Intersegment revenue	3,286	2,400	2,313
Total revenue	156,812	143,565	124,919
Operating income (loss)	(25,847)	(28,830)	(23,156)
Interest expense	16,901	19,439	20,384
Earnings (loss) before income taxes	(42,748)	(48,269)	(43,540)
Assets	177,330	155,069	138,469
Capital expenditures	8,022	7,080	6,388
Depreciation and amortization	$ 5,875	$ 5,270	$ 5,114

Segment and Geographic Information Geographic Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	$ 1,459,050,000	$ 1,430,789,000	$ 1,328,180,000
Long-lived assets	1,025,289,000	947,294,000	926,963,000
Other geographical disclosures [Abstract]
Sales in the United States, based on the final country of destination	598,500,000	561,900,000	529,600,000
Total long-lived assets in the United States	360,100,000	345,100,000	317,500,000
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	785,919,000	737,154,000	699,429,000
Long-lived assets	504,483,000	444,656,000	420,084,000
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	371,658,000	405,312,000	374,616,000
Long-lived assets	472,865,000	456,248,000	470,811,000
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	199,849,000	190,404,000	166,809,000
Long-lived assets	35,891,000	35,151,000	34,993,000
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers:	101,624,000	97,919,000	87,326,000
Long-lived assets	$ 12,050,000	$ 11,239,000	$ 1,075,000

Segment and Geographic Information, Product Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Revenue from External Customer [Line Items]
Revenue	$ 1,459,050	$ 1,430,789	$ 1,328,180
Traditional Flavors & Fragrances [Member]
Product Revenue from External Customer [Line Items]
Revenue	725,200	710,658	659,133
Dehydrated Flavors [Member]
Product Revenue from External Customer [Line Items]
Revenue	252,941	240,849	232,131
Food & Beverage Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	312,288	319,273	282,411
Non-Food Colors [Member]
Product Revenue from External Customer [Line Items]
Revenue	235,809	222,126	204,752
Intersegment Revenue [Member]
Product Revenue from External Customer [Line Items]
Revenue	$ (67,188)	$ (62,117)	$ (50,247)

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward exchange contracts, asset		$ 400,000
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments	20,300,000	17,400,000
Defined benefit plan assets	32,900,000	28,700,000
Fair Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	354,400,000	335,600,000
Carrying Value [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt	$ 334,000,000	$ 312,400,000

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring charge		$ 4.8
Restructuring charge, after tax		3.7
Amount of restructuring charges spent	1.8
Restructuring charges, remaining reserve	$ 0.1

Subsequent Events (Details) (Subsequent Event [Member], Profit Improvement Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Expected annual savings from restructuring	$ 10
Expected period of restructuring	12 months
Minimum [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	22
Maximum [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	24
Writedown of Assets [Member]
Subsequent Event [Line Items]
Expected cost of restructuring	$ 8

Commitments and Contingencies (Details)	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Cherry Blossom [Member] USD ($)	Dec. 31, 2009 Daito [Member] EUR (€)	Dec. 31, 2008 Daito [Member] EUR (€)	Jan. 26, 2011 Daito [Member] EUR (€)	Dec. 31, 2012 Vega [Member] USD ($)
Operating leases, future minimum payments due [Abstract]
Operating leases, future minimum payments due, current	$ 7,300,000
Operating leases, future minimum payments, due in two years	5,400,000
Operating leases, future minimum payments, due in three years	3,900,000
Operating leases, future minimum payments, due in four years	1,700,000
Operating leases, future minimum payments, due in five years	1,000,000
Operating leases, future minimum payments, due thereafter	500,000
Rent expense	10,800,000	11,700,000	10,400,000
Loss Contingencies [Line Items]
Book value of brined cherries held by Cherry Blossom				500,000
Amount owed by Cherry Blossom to Crossroads				1,400,000
The value (monetary amount) of the award the plaintiff seeks in the legal matter					3,800,000			4,999,999.99
Revenue from sales of Daito products by SCT						4,000,000
Requirement time notice for termination (in months)					six months
Revenue from sale of SCT products by Daito						400,000
Requested period of notice by Company due to length of relationship (in months)					36
Length of relationship between the parties (in years)					twenty-year
Damages to SCT					3,800,000			4,999,999.99
The amount of the counter-claims asserted by Daito against SCT for unlawful termination of Daito's distributorship in Japan							€ 1,600,000
Number of causes of action								2
Potential penalties								Penalties for wage statement violations are $50 for the first pay period and $100 for each subsequent pay period and are capped at $4,000 per employee.

Schedule II Valuation and Qualifying Accounts (Details) (Allowance for Trade Receivables [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 3,588		$ 3,999		$ 3,427
Additions Charged to Costs and Expenses	745		747		1,326
Additions Recorded During Acquisitions	0		0		0
Deductions	1,288	[1]	1,158	[1]	754	[1]
Balance at End of Period	$ 3,045		$ 3,588		$ 3,999

[1]	Accounts written off, net of recoveries.